Note 3 - Changes In Presentation Of Comparative Financial Statements	12 Months Ended
Dec. 31, 2011
CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS
CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS

3.         CHANGES IN PRESENTATION OF COMPARATIVE FINANCIAL STATEMENTS

SPFO was consolidated prior to its disposal and it met the criteria for reporting as discontinued operations. Therefore, the results of operations of SPFO and the gain of the disposal have been classified as “Income from operations of discontinued SPFO” in the consolidated statements of operations for the year ended December 31, 2011 and prior periods amounts have been reclassified accordingly.